Bonds and money market funds (Tables)	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Detailed Information About Bonds And Money Market Funds

	2021	2020

Bonds	$12,553	$634
Money market funds	7,402	7,397

	$19,955	$8,031